IMPORTANT INFORMATION REGARDING
THE FEDERATED HERMES FUNDS*

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION
* The Federated Hermes Funds include the below listed registrants and funds (including all share classes)
On February 13, 2020, in connection with Federated Investors, Inc.'s corporate name change to Federated Hermes, Inc., which became effective on January 31, 2020, the Boards of Directors/Trustees (the “Boards”) of the Federated Hermes funds listed below (the “Funds”) approved changing each Fund's name and each Fund's registrant name (the “Registrant”) as noted below. There are no changes in fund operations or investment policies as a result of the name changes. The Fund and Registrant name changes will be effective at the close of business on June 26, 2020.
CURRENT REGISTRANT/FUND NAME	NEW REGISTRANT/FUND NAME
Federated Adjustable Rate Securities Fund	Federated Hermes Adjustable Rate Securities Trust
Federated Adjustable Rate Securities Fund	Federated Hermes Adjustable Rate Fund
Federated High Yield Trust	Federated Hermes High Yield Trust
Federated High Yield Trust	Federated Hermes Opportunistic High Yield Bond Fund
Federated Institutional Trust	Federated Hermes Institutional Trust
Federated Government Ultrashort Duration Fund	Federated Hermes Government Ultrashort Fund
Federated Municipal Securities Income Trust	Federated Hermes Municipal Securities Income Trust
Federated Michigan Intermediate Municipal Trust	Federated Hermes Michigan Intermediate Municipal Fund
Federated Short-Intermediate Duration Municipal Trust	Federated Hermes Short-Intermediate Duration Municipal Trust
Federated Short-Intermediate Duration Municipal Trust	Federated Hermes Short-Intermediate Municipal Fund

CURRENT REGISTRANT/FUND NAME	NEW REGISTRANT/FUND NAME
Federated U.S. Government Securities Fund: 1-3 Years	Federated Hermes Short-Term Government Trust
Federated U.S. Government Securities Fund: 1-3 Years	Federated Hermes Short-Term Government Fund
Intermediate Municipal Trust	Federated Hermes Intermediate Municipal Trust
Federated Intermediate Municipal Trust	Federated Hermes Intermediate Municipal Fund
March 24, 2020
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q455000 (3/20)
© 2020 Federated Hermes, Inc.